Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Line Items]
Total payments related to this construction	$ 2,349	$ 37,500	$ 397,000
Investment amount	$ 1,110,807